Provisions - Spanish entities - Post employment plans and other similar obligations (Details) € in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 employees	Dec. 31, 2021 employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Employee Benefits
Number of employees accepted the pre-retirement and voluntary redundancy offers | employee				443
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers	€ 688			€ 84	€ 688	€ 209
Contributions to defined contribution pension funds				€ 283	292	287
Sensitivity analysis for actuarial assumptions
Number of beneficiaries exercising voluntary option of substitution of life annuity for lump sum payment | employees		15,613
Benefits paid in lump sum settlement					1,551
Reduction in post employment liability					362
Forecast
Employee Benefits
Number of employees accepted the pre-retirement and voluntary redundancy offers | employee			3,572
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(9.32%)			(9.32%)
Spain
Employee Benefits
Contributions to defined contribution pension funds				€ 89	€ 89	€ 87
Actuarial assumptions
Annual discount rate	0.60%	0.80%		0.60%	0.80%
Spain | Forecast
Employee Benefits
Number of employees accepted the pre-retirement and voluntary redundancy offers | employee			64
Spain | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%			0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%			0.50%
Spain | Post-employment plans
Actuarial assumptions
Annual discount rate	0.60%	0.80%		0.60%	0.80%	1.55%
Mortality tables					PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%		1.00%	1.00%	1.00%
Annual salary increase rate	1.25%	1.25%		1.25%	1.25%	2.00%
Annual pension increase rate	1.00%	1.00%		1.00%	1.00%	1.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets	0.60%	0.80%		0.60%	0.80%	1.55%
Expected rate of return on reimbursement rights	0.60%	0.80%		0.60%	0.80%	1.55%
Spain | Post-employment plans | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	5.43%			5.43%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(5.10%)			(5.10%)
Spain | Other similar obligations
Actuarial assumptions
Annual discount rate	0.60%	0.80%		0.60%	0.80%	1.55%
Mortality tables					PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%		1.00%	1.00%	1.00%
Annual benefit increase rate	0.00%	0.00%		0.00%	0.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets	0.60%	0.80%		0.60%	0.80%	1.55%
Spain | Other similar obligations | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	1.11%			1.11%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(1.08%)			(1.08%)
Spain | Other similar obligations | Minimum
Actuarial assumptions
Annual benefit increase rate						0.00%
Spain | Other similar obligations | Maximum
Actuarial assumptions
Annual benefit increase rate						1.50%